Supplementary information (Details) R$ in Millions	Dec. 05, 2025 BRL (R$)
Financeira Itaú CBD S.A. - Crédito, Financiamento e Investimento
Supplementary Information [Line Items]
Proportion of ownership interest amount	R$ 526
Banco INVESTCRED Unibanco S.A.
Supplementary Information [Line Items]
Proportion of ownership interest amount	R$ 260
Ownership interest acquiring period	2 years